The Global IPO Plus Aftermarket Fund
Investment Objective
The Global IPO Plus Aftermarket Fund's (the 'Global IPO Fund') investment objective is capital appreciation.
Fees and Expenses of the Global IPO Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global IPO Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Global IPO Plus Aftermarket Fund IPOSX
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Global IPO Plus Aftermarket Fund IPOSX
Management fees		1.50%
Distribution and service (12b-1) fees		0.50%
Other expenses		2.10%
Acquired Fund Fees and Expenses		0.10%
Total annual fund operating expenses		4.11%
Fee Waiver and/or Expense Reimbursement	[1]	1.61%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.51%
[1]	The Global IPO Fund's Adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least September 30, 2012, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Global IPO Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Global IPO Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be

Expense Example (USD $)	The Global IPO Plus Aftermarket Fund IPOSX
1 Year	251
3 Years	1,101
5 Years	1,967
10 Years	4,199

Portfolio Turnover

The Global IPO Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global IPO Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global IPO Fund's performance. During the most recent fiscal year, the Global IPO Fund's portfolio turnover rate was 328.4% of the average value of its portfolio.

Principal Strategies

The Global IPO Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of (i) the common stocks of domestic and foreign initial public offerings ('IPOs'), without limitation, ('IPOs') at the time of the offering and in aftermarket trading, and (ii) for the purpose of IPO arbitrage and hedging, securities issued by IPO-related entities, including a parent company spinning off an IPO. The Global IPO Fund may seek to arbitrage or hedge its IPO portfolio holdings exposure by using a number of investment techniques such as options, futures, indexes and short selling.

Principal Risks

Investing in IPOs entails special risks, including limited operating history of the companies, limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, high portfolio turnover and limited liquidity. The Global IPO Fund is also subject to risk common to all equity mutual funds.

The Global IPO Fund may invest an unlimited amount of its net assets in foreign securities; and will invest in such securities in a minimum of three countries. Foreign investments involve certain risks not generally associated with investments in securities of U.S. issuers. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Global IPO Fund's distributions attributable to foreign securities will be designated as Qualified Dividend Income ('QDI').

As with all mutual funds, investing in the Global IPO Fund involves certain risks. There is no guarantee that the Global IPO Fund will meet its investment objective or that it will perform as it has in the past. You may lose money if you invest in the Global IPO Fund. Accordingly, you should consider the risks described below, as well as the risks described in the SAI, before you decide to invest in the Global IPO Fund.

Performance

The bar chart that follows shows how the Global IPO Fund's performance has varied from year to year. The table below the bar chart shows the Global IPO Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Global IPO Fund by comparing the performance of the Global IPO Fund over time to the performance of a broad-based market index and two supplemental indices. The Global IPO Fund's past performance (before and after income taxes) is not necessarily an indication of how the Global IPO Fund will perform in the future.

Year-by-Year Total Returns

Global IPO Fund's Best Quarter 06/03 24.04% Global IPO Fund's Worst Quarter 12/00 -38.81%

Global IPO Fund Average Annual Total Returns for periods ended December 31, 2010:
Average Annual Total Returns The Global IPO Plus Aftermarket Fund		1 Year	5 Years	10 Years
IPOSX		12.84%	0.41%	(3.60%)
IPOSX Return after taxes on distributions	[1]	12.84%	0.41%	(3.60%)
IPOSX Return After Taxes on Distributions and Sale of GLOBAL IPO Fund Shares	[1]	8.34%	0.35%	(2.98%)
S & P 500 Index		15.06%	2.29%	1.41%
Russell 3000 Index		16.93%	2.74%	2.61%
[1]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Global IPO Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	RENAISSANCE CAPITAL GREENWICH FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001026634
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
The Global IPO Plus Aftermarket Fund | IPOSX
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.11%
Fee Waiver and/or Expense Reimbursement	rr_MaximumAccountFeeOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,101
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,967
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,199
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	(3.60%)
Annual Return 2000	rr_AnnualReturn2000	(41.52%)
Annual Return 2001	rr_AnnualReturn2001	(51.85%)
Annual Return 2002	rr_AnnualReturn2002	(21.49%)
Annual Return 2003	rr_AnnualReturn2003	52.20%
Annual Return 2004	rr_AnnualReturn2004	13.14%
Annual Return 2005	rr_AnnualReturn2005	4.28%
Annual Return 2006	rr_AnnualReturn2006	10.43%
Annual Return 2007	rr_AnnualReturn2007	27.74%
Annual Return 2008	rr_AnnualReturn2008	(32.77%)
Annual Return 2009	rr_AnnualReturn2009	16.01%
Annual Return 2010	rr_AnnualReturn2010	12.84%
The Global IPO Plus Aftermarket Fund | IPOSX | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	(3.60%)	[2]
The Global IPO Plus Aftermarket Fund | IPOSX | Return After Taxes on Distributions and Sale of GLOBAL IPO Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.34%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	(2.98%)	[2]
The Global IPO Plus Aftermarket Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Global IPO Plus Aftermarket Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global IPO Plus Aftermarket Fund's (the 'Global IPO Fund') investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global IPO Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global IPO Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global IPO Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global IPO Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global IPO Fund's performance. During the most recent fiscal year, the Global IPO Fund's portfolio turnover rate was 328.4% of the average value of its portfolio.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global IPO Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Global IPO Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global IPO Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of (i) the common stocks of domestic and foreign initial public offerings ('IPOs'), without limitation, ('IPOs') at the time of the offering and in aftermarket trading, and (ii) for the purpose of IPO arbitrage and hedging, securities issued by IPO-related entities, including a parent company spinning off an IPO. The Global IPO Fund may seek to arbitrage or hedge its IPO portfolio holdings exposure by using a number of investment techniques such as options, futures, indexes and short selling.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in IPOs entails special risks, including limited operating history of the companies, limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, high portfolio turnover and limited liquidity. The Global IPO Fund is also subject to risk common to all equity mutual funds.

The Global IPO Fund may invest an unlimited amount of its net assets in foreign securities; and will invest in such securities in a minimum of three countries. Foreign investments involve certain risks not generally associated with investments in securities of U.S. issuers. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Global IPO Fund's distributions attributable to foreign securities will be designated as Qualified Dividend Income ('QDI').

As with all mutual funds, investing in the Global IPO Fund involves certain risks. There is no guarantee that the Global IPO Fund will meet its investment objective or that it will perform as it has in the past. You may lose money if you invest in the Global IPO Fund. Accordingly, you should consider the risks described below, as well as the risks described in the SAI, before you decide to invest in the Global IPO Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Global IPO Fund's performance has varied from year to year. The table below the bar chart shows the Global IPO Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Global IPO Fund by comparing the performance of the Global IPO Fund over time to the performance of a broad-based market index and two supplemental indices. The Global IPO Fund's past performance (before and after income taxes) is not necessarily an indication of how the Global IPO Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geminifunds.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.geminifunds.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of THE GLOBAL IPO PLUS AFTERMARKET FUND, a series of Summit Mutual Funds, Inc. ('SMF THE GLOBAL IPO PLUS AFTERMARKET FUND'), were reorganized into the Class A shares of an identical and newly created series of The geminifunds Fund, THE GLOBAL IPO PLUS AFTERMARKET FUND, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF THE GLOBAL IPO PLUS AFTERMARKET FUND. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF THE GLOBAL IPO PLUS AFTERMARKET FUND, reflect the performance of Class I shares of SMF THE GLOBAL IPO PLUS AFTERMARKET FUND, adjusted for the 12b-1 distribution fees applicable to Class A.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Global IPO Fund's Best Quarter 06/03 24.04% Global IPO Fund's Worst Quarter 12/00 -38.81%
Performance Table Heading	rr_PerformanceTableHeading	Global IPO Fund Average Annual Total Returns for periods ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Global IPO Plus Aftermarket Fund | S & P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
The Global IPO Plus Aftermarket Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

[1]	The Global IPO Fund's Adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least September 30, 2012, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees.
[2]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Global IPO Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.